Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets					$ 469,286
Description of intangible assets			The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.
Amortization expense	$ 592,892	$ 117,145	$ 2,097,726	$ 117,145
Cost of revenue financial services	526,601	117,145	1,899,791	117,145
Operating expenses	$ 66,291	$ 0	$ 197,935	$ 0